Share-based payments	9 Months Ended
Sep. 30, 2022
Share-based payments [Abstract]
Share-based payments
11. Share-based payments

During the three and nine months ended September 30, 2022 the total share-based payment charge was £6,093,000 and £20,181,000 respectively (for the three and nine months ended September 30, 2021, £9,200,000 and £27,138,000, respectively).

The Company granted 2,100 and 4,000 options in the three months ended September 30, 2022, and 2021, respectively, and 1,365,753 and 4,538,527 options in the nine months ended September 30, 2022, and 2021, respectively. The options in both periods were valued using the Black-Scholes model, with the majority vesting over a four-year period from the date of grant, and with 25% of the award vesting at the end of the first year and the remaining award vesting quarterly over the following three years. In the nine months ended September 30, 2022, 66,972 options were awarded to the Company's non-executive directors, with the majority vesting after one year from the date of grant.

The weighted average fair value and exercise prices of options granted is set out below.

	For the three months ended September 30,		For the nine months ended September 30,
	2022	2021	2022	2021
	$	$	$	$
Weighted average exercise price	37.25	39.02	25.49	26.19
Weighted average fair value	23.58	23.69	15.63	16.28

As at September 30, 2022, and 2021, there were 9,942,203 and 9,199,742 outstanding options, respectively, of which 4,661,406 and 2,506,791 respectively, were exercisable.